DEFERRED INCOME (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF DEFERRED INCOME

	June 30, 2026	December 31, 2025
Deferred, revenue beginning	$209,749	$86,681
Revenue recognized	(139,843)	(90,781)
Unearned revenues received	99,586	223,426
Foreign exchange	2,028	(9,577)
	$171,520	$209,749
Current portion	$139,759	$165,237
Long term portion	31,761	44,512
	$171,520	$209,749